Investment Portfolioas of November 30, 2025 (Unaudited)
DWS California Tax-Free Income Fund
	Principal Amount ($)	Value ($)

Municipal Investments 97.8%
California 93.7%
California, Alameda Corridor Transportation Authority, Series C, 5.0%, 10/1/2052, INS: AG	2,000,000	2,072,710
California, Antelope Valley Community College District, General Obligation, 5.0%, 8/1/2043 (a)	2,000,000	2,147,528
California, Bay Area Toll Authority Revenue, Series A, 2.4% (b), 12/1/2025, LOC: Barclays Bank PLC	1,800,000	1,800,000
California, Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue, Series B, AMT, 5.25%, 7/1/2054	1,500,000	1,563,131
California, Chabot-Las Positas Community College District, Series C, 5.25%, 8/1/2048	750,000	809,769
California, City of San Jose Financing Authority Wastewater Revenue, Series B, 5.0%, 11/1/2052	5,000,000	5,290,529
California, Colton Joint Unified School District, Election of 2024, Series A, 5.0%, 8/1/2055, INS: BAM	5,000,000	5,299,272
California, Community Choice Financing Authority, Clean Energy Project Revenue:
Series B-1, 5.0% (c), 7/1/2053, GTY: Morgan Stanley	5,500,000	5,778,162
Series A-1, 5.0% (c), 12/1/2053, GTY: Goldman Sachs Group, Inc.	1,500,000	1,584,791
Series A-1, 5.0% (c), 5/1/2054, GTY: Morgan Stanley	1,500,000	1,607,021
Series 2024-H, 5.0% (c), 1/1/2056, GTY: New York Life Insurance Co.	2,000,000	2,208,059
California, County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2055	12,375,000	2,540,386
Series B-1, 5.0%, 6/1/2049	130,000	130,151
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	1,495,000	1,294,419
Series A, 144A, 5.0%, 7/1/2051	3,500,000	3,315,710
California, Department of Veterans Affairs, Veteran's Farm Home Purchase Program, Series A, 5.5%, 12/1/2052	730,000	766,489
California, Downey Unified School District, General Obligation, Series A, 4.0%, 8/1/2052	3,000,000	2,844,514
California, El Rancho Unified School District, Series D, 5.75%, 8/1/2048, INS: BAM	1,000,000	1,136,269
California, Enterprise Development Authority Revenue, Rocklin Academy Obligated Group, 144A, 5.0%, 6/1/2054	600,000	564,122
California, Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
“A", Series M-054, 2.35%, 12/15/2035	9,240,000	7,994,607
Series M-049, 3.05%, 4/15/2034	2,195,000	2,041,835
California, Folsom Ranch Financing Authority, Special Tax Revenue, Community Facility District No. 20, 5.0%, 9/1/2048	1,000,000	1,006,802
California, Fontana Public Facilities Financing Authority Revenue, Series A, 5.0%, 11/1/2055	2,000,000	2,125,409
California, Foothill-Eastern Transportation Corridor Agency, Toll Road Revenue:
Series B-2, 3.5%, 1/15/2053	1,070,000	904,960
Series C, 4.0%, 1/15/2043	2,500,000	2,501,694
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A-1, 5.0%, 6/1/2051	3,000,000	3,005,923
California, Hayward Unified School District, General Obligation, Series A, 5.25%, 8/1/2054, INS: AG	3,000,000	3,193,190
California, Housing Finance Agency, Municipal Certificates:
“A", Series A, 3.25%, 8/20/2036	1,249,483	1,205,906
“A", Series 2021-2, 3.75%, 3/25/2035	870,862	880,233

California, Imperial Community College District, General Obligation, Series A, 5.25%, 8/1/2053, INS: AG	1,000,000	1,068,237
California, Infrastructure & Economic Development Bank Revenue, Brightline West Passenger Rail Project, Series B, 12.0% (c), 1/1/2065	1,445,000	1,228,250
California, Infrastructure & Economic Development Bank Revenue, Equitable School Revolving Fund LLC Obligated Group, Series B, 5.0%, 11/1/2049	1,000,000	1,019,735
California, Manteca Unified School District, General Obligation, Series C, 5.25%, 8/1/2050	5,000,000	5,426,052
California, Moreland School District, General Obligation, Series B, 5.0%, 8/1/2040	2,000,000	2,303,171
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	6,820,000	8,326,987
California, Municipal Finance Authority Revenue, Eskaton Properties, Inc. Obligated Group, 5.0%, 11/15/2044	1,250,000	1,274,130
California, Municipal Finance Authority Revenue, PRS-California Obligated Group:
Series A, 5.0%, 4/1/2044	1,000,000	1,030,565
Series A, 5.0%, 4/1/2049	1,000,000	1,014,910
Series A, 5.0%, 4/1/2054	1,000,000	1,007,921
California, Municipal Finance Authority Revenue, Scripps College, 5.5%, 7/1/2060	3,000,000	3,176,407
California, Municipal Finance Authority, Community Facilities District No. 2021-11, 5.0%, 9/1/2057	3,000,000	3,034,161
California, Municipal Finance Authority, Community Facilities District No. 2023-7, Area No. 1, 5.0%, 9/1/2054	700,000	709,411
California, Municipal Finance Authority, Multi-Family Housing, Series A, 144A, 4.0%, 11/1/2036	3,500,000	3,341,533
California, Pajaro Valley Unified School District, General Obligation:
Series A, 5.0%, 8/1/2049	1,500,000	1,606,069
Series A, 5.0%, 8/1/2052	3,500,000	3,709,180
California, Peralta Community College District, General Obligation, 5.0%, 8/1/2039	2,000,000	2,330,876
California, Pomona Unified School District, Series F, 3.0%, 8/1/2048, INS: BAM	2,500,000	1,956,623
California, Public Finance Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.625%, 3/1/2065	1,500,000	1,510,695
California, Public Finance Authority Revenue, QSH/LB LLC, Series A, 144A, 6.625%, 6/1/2065	1,750,000	1,812,677
California, Public Finance Authority, Educational Facilities Revenue, Trinity Classical Academy:
Series A, 144A, 5.0%, 7/1/2044	375,000	337,942
Series A, 144A, 5.0%, 7/1/2054	1,000,000	862,225
California, Redwoods Community College District, General Obligation, 5.25%, 8/1/2054, INS: BAM	1,250,000	1,358,939
California, Regents of the University of California Medical Center Pooled Revenue, Series P, 3.5%, 5/15/2054	2,000,000	1,681,087
California, Rio Hondo Community College District, General Obligation, Series A, 5.25%, 8/1/2055	2,500,000	2,721,326
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2003-1, Public Improvements, Series B-2, 5.0%, 9/1/2052	2,000,000	2,003,338
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2016-1, Phase 2 Public Improvements, 5.25%, 9/1/2052, INS: AG	500,000	529,509
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	1,310,000	1,066,160
4.0%, 9/1/2046	1,910,000	1,651,853
4.0%, 9/1/2051	1,000,000	866,542
California, San Mateo Union High School District, Series C, 4.0%, 9/1/2043	2,000,000	2,025,014
California, Santa Barbara Community College District, General Obligation:
Series A, Zero Coupon, 8/1/2048	2,400,000	786,058
Series A, Zero Coupon, 8/1/2049	3,430,000	1,058,248
Series A, Zero Coupon, 8/1/2050	3,500,000	1,019,592
California, School Finance Authority, Charter School Revenue, Aspire Public School Obligated Group, Series A, 144A, 4.0%, 8/1/2051	750,000	630,790

California, School Finance Authority, Charter School Revenue, Classical Academies Oceanside Project:
Series A, 144A, 5.0%, 10/1/2042	500,000	507,670
Series A, 144A, 5.0%, 10/1/2052	1,000,000	985,507
California, School Finance Authority, School Facilities Revenue, Green Dot Public Schools Obligated Group:
Series A, 144A, 5.0%, 8/1/2038	1,000,000	1,021,626
Series A, 144A, 5.0%, 8/1/2048	1,750,000	1,753,322
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue:
Series A, 5.0%, 9/1/2040, INS: AG	610,000	642,323
Series A, ETM, 5.0%, 9/1/2040, INS: AG	20,000	21,571
Series A, ETM, 5.0%, 9/1/2042, INS: AG	45,000	48,534
California, State Educational Facilities Authority Revenue:
Series A, 4.0%, 12/1/2050	1,000,000	854,474
5.125%, 8/1/2055	2,000,000	1,962,702
California, State Educational Facilities Authority Revenue, University of the Pacific, Series 2025-A, 5.0%, 11/1/2055	1,645,000	1,732,236
California, State Enterprise Development Authority Revenue, Campbell Hall Episcopal, Series C, 5.0%, 8/1/2040	5,000,000	5,629,520
California, State General Obligation:
5.0%, 10/1/2042	1,000,000	1,095,994
Series C, 5.0%, 11/1/2042	4,000,000	4,364,744
5.0%, 10/1/2045	750,000	805,417
Series CU, 5.5%, 12/1/2052	1,480,000	1,555,410
California, State Health Facilities Financing Authority Revenue, Adventist Health System/West Obligated Group:
Series A, 5.25%, 12/1/2041	1,250,000	1,357,307
Series A, 5.25%, 12/1/2042	1,830,000	1,967,046
Series A, 5.25%, 12/1/2043	1,500,000	1,597,877
California, State Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center Obligated Group, Series A, 3.0%, 8/15/2051	4,110,000	3,065,397
California, State Health Facilities Financing Authority Revenue, Children's Hospital of Orange County Obligated Group, Series B, 5.0% (c), 11/1/2054	1,000,000	1,119,164
California, State Health Facilities Financing Authority Revenue, EL Camino Healthcare Obligated Group, Series A, 5.25%, 2/1/2048	1,200,000	1,291,151
California, State Housing Finance Agency, Multi Family Housing Revene Bonds, Series V, 5.0% (c), 5/1/2054	1,200,000	1,215,988
California, State Municipal Finance Authority Revenue, Baptist University, Series A, 144A, 5.625%, 11/1/2054	500,000	509,682
California, State Municipal Finance Authority Revenue, Barlow Respiratory Hospital, Series A, 4.0%, 9/1/2050	2,000,000	1,687,765
California, State Municipal Finance Authority Revenue, Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio:
Series A, 5.0%, 8/15/2049	1,000,000	1,029,399
Series A, 5.0%, 8/15/2054	1,000,000	1,023,377
Series A, 5.0%, 8/15/2059	1,000,000	1,019,071
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	1,250,000	1,306,698
California, State Municipal Finance Authority Revenue, HumanGood California Obligated Group:
4.0%, 10/1/2046	3,000,000	2,719,448
Series A, 5.25%, 10/1/2044	1,000,000	1,040,254
California, State Municipal Finance Authority Revenue, Ignatian Corp., Series A, 5.0%, 9/1/2049	1,000,000	1,053,842
California, State Municipal Finance Authority Revenue, Republic Service, Inc., Series A, AMT, 3.875% (c), 3/1/2054	1,000,000	1,005,028
California, State Municipal Finance Authority Revenue, Samuel Merritt University, 5.25%, 6/1/2053	3,000,000	3,103,090

California, State Municipal Finance Authority, Charter School Revenue, Palmdale Aeroscope Academy Project:
Series A, 144A, 5.0%, 7/1/2038	2,050,000	2,046,060
Series A, 144A, 5.0%, 7/1/2049	1,500,000	1,367,308
California, State Municipal Finance Authority, Charter School Revenue, Santa Rose Academy Project, 5.0%, 7/1/2052	1,235,000	1,158,186
California, State School Finance Authority, Charter School Revenue, Bright Star Schools Obligated Group, 144A, 5.0%, 6/1/2054	2,000,000	1,789,934
California, State School Finance Authority, Charter School Revenue, Teaching Public Schools:
Series A, 144A, 5.0%, 6/1/2049	1,875,000	1,737,446
Series A, 144A, 5.0%, 6/1/2058	1,400,000	1,255,894
California, State School Finance Authority, Educational Facilities Revenue, New Designs Charter School Adams Campus Project:
Series A, 144A, 5.0%, 6/1/2040	750,000	752,572
Series A, 144A, 5.0%, 6/1/2050	1,060,000	996,914
California, Statewide Communities Development Authority Revenue, Emanate Health, Series A, 4.0%, 4/1/2040	650,000	654,665
California, Statewide Communities Development Authority Revenue, Front Porch Communities & Services:
Series A, 3.0%, 4/1/2051	1,500,000	1,099,618
Series A, 4.0%, 4/1/2046	3,780,000	3,408,630
California, Statewide Communities Development Authority Revenue, John Muir Health Obligated Group, Series A, 5.25%, 12/1/2054	2,000,000	2,120,761
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	1,000,000	1,002,288
California, Statewide Communities Development Authority Revenue, Moldaw Residences, 5.0%, 11/1/2049	1,000,000	1,058,667
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Foxwood Apartments Project, Series J, 2.56% (b), 12/7/2025, LOC: Wells Fargo Bank NA	850,000	850,000
California, University of California Revenue:
Series AL-2, 2.4% (b), 12/1/2025	1,400,000	1,400,000
Series CC, 4.0%, 5/15/2055	2,000,000	1,900,536
Series Z-2, 4.05% (b), 12/7/2025	1,300,000	1,300,000
California, Val Verde Unified School District, General Obligation, Series C, 4.0%, 8/1/2049, INS: AG	2,000,000	1,909,216
Fontana, CA, Special Tax, The Meadows:
4.0%, 9/1/2040	625,000	615,597
4.0%, 9/1/2045	750,000	690,716
4.0%, 9/1/2050	900,000	810,894
Fresno, CA, Airport Revenue, Series A, AMT, 5.0%, 7/1/2053, INS: BAM	2,000,000	2,045,656
Inglewood, CA, Redevelopment Agency Successor Tax Allocation, Merged Redevelopment Project, Series A, 5.0%, 5/1/2032, INS: BAM	1,000,000	1,032,980
Irvine, CA, Community Facilities District No. 2013-3, Improvement Area No. 11, Special Tax, 5.0%, 9/1/2055, INS: AG	5,000,000	5,265,124
Irvine, CA, Improvement Bond Act 1915, 5.0%, 9/2/2044	2,500,000	2,567,155
Irvine, CA, Unified School District Special Tax, Community Facilities District No. 09:
Series B, 5.0%, 9/1/2042	695,000	701,279
Series D, 5.0%, 9/1/2049	745,000	750,207
Series A, 5.0%, 9/1/2056, INS: BAM	3,000,000	3,042,972
Long Beach, CA, Community College District, General Obligation, Series E, 5.0%, 8/1/2052	500,000	534,796
Long Beach, CA, Marina System Revenue, Alamitos Bay Marina Project, 5.0%, 5/15/2043	1,000,000	1,067,155
Los Angeles, CA, Community Facilities District No. 2021-01, Special Tax:
5.0%, 9/1/2047	1,200,000	1,232,081
5.0%, 9/1/2052	1,000,000	1,021,213

Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2028	1,000,000	1,050,841
Series A, AMT, 5.0%, 5/15/2038	2,000,000	2,192,379
Los Angeles, CA, Department of Water & Power Revenue:
Series B, 5.0%, 7/1/2039	1,000,000	1,102,805
Series B, 5.0%, 7/1/2052	1,000,000	1,031,095
Series A, 5.0%, 7/1/2053, INS: BAM	1,185,000	1,236,923
Series A, 5.0%, 7/1/2055, INS: BAM	1,000,000	1,042,269
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.0%, 5/1/2042	1,000,000	1,091,813
Series A, 5.0%, 5/1/2043	1,000,000	1,082,454
Series A, 5.5%, 5/1/2055	1,000,000	1,086,960
Los Angeles, CA, Unified School District, 5.25%, 7/1/2048	1,345,000	1,459,089
Modesto, CA, State Irrigation District, Series A, 5.0%, 10/1/2042	2,500,000	2,742,546
Moreno Valley, CA, Unified School District, General Obligation, Series D, 5.25%, 8/1/2052, INS: AG	3,500,000	3,720,080
Orange County, CA, Water District, Certificate of Participation, Series A, 2.0% (b), 12/7/2025, LOC: Bank of America NA	150,000	150,000
Rio Vista, CA, Community Facilities District, Special Tax, 5.0%, 9/1/2048	1,000,000	1,010,655
Riverside County, CA, Transportation Commission, Series B-2, 3.0%, 6/1/2048, INS: BAM	5,447,000	4,271,955
Sacramento County, CA, Airport System Revenue, Series C, AMT, 5.0%, 7/1/2029	2,000,000	2,097,129
Sacramento County, CA, Special Tax, Community Facilities District No. 2004-1, McClellan Park, 5.0%, 9/1/2040	2,665,000	2,705,533
San Diego, CA, Public Facilities Financing Authority Revenue:
Series A, 5.0%, 10/15/2039	500,000	566,330
Series A, 5.0%, 10/15/2041	1,000,000	1,113,427
Series A, 5.0%, 10/15/2042	500,000	551,983
Series A, 5.0%, 10/15/2043	585,000	640,192
Series A, 5.25%, 10/15/2055	5,000,000	5,420,793
San Francisco City & County, CA, Airports Commission, International Airport Revenue:
Series 2ND, AMT, 5.0%, 5/1/2048	3,700,000	3,731,621
Series D, Prerefunded, AMT, 5.0%, 5/1/2048	5,000	5,173
Series A, AMT, 5.25%, 5/1/2044	250,000	266,493
Series A, AMT, 5.25%, 5/1/2049	500,000	525,454
Series C, AMT, 5.75%, 5/1/2048	4,000,000	4,330,399
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Special Facility Lease- SFO Fuel Co. LLC, Series A, AMT, 5.0%, 1/1/2047	2,000,000	2,025,853
San Francisco City & County, CA, Public Utilities Commission Wastewater Revenue:
Series A, 5.0%, 10/1/2039	375,000	425,269
Series A, 5.0%, 10/1/2041	200,000	221,719
San Francisco City & County, CA, Redevelopment Agency, Successor Agency Tax, Transbay Infrastructure Projects, Series B, 5.0%, 8/1/2046, INS: AG	4,000,000	4,056,702
San Francisco City & County, CA, Special Tax District No. 2020-1, Mission Rock Facilities & Services, Series A, 144A, 4.0%, 9/1/2051	500,000	433,929
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project, 5.65%, 9/1/2026, INS: NATL	1,605,000	1,641,051
Santa Monica, CA, Redevelopment Agency Tax Allocation, Earthquake Recovery Redevelopment, 5.875%, 7/1/2036	2,125,000	2,130,513
Southern California, Public Power Authority, Southern Transmission System Revenue, 5.0%, 7/1/2044	3,165,000	3,372,394
Stockton, CA, Public Financing Authority, Water Revenue, Green Bond:
Series A, 5.0%, 10/1/2034, INS: BAM	750,000	795,659
Series A, 5.0%, 10/1/2035, INS: BAM	1,500,000	1,586,678
West Sacramento, CA, Enhanced Infrastructure Financing District No. 1, Tax Allocation, 5.0%, 9/1/2055, INS: AG	2,000,000	2,121,999
		297,417,115

Guam 1.8%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
Series A, 5.0%, 7/1/2041	650,000	685,632
Series A, 5.0%, 7/1/2043	975,000	1,013,094
Series A, 5.0%, 1/1/2046	885,000	906,069
Series A, 5.0%, 1/1/2050	360,000	363,082
Guam, Power Authority Revenue:
Series A, 5.0%, 10/1/2037	1,050,000	1,072,534
Series A, 5.0%, 10/1/2038	960,000	979,341
Series A, 5.0%, 10/1/2040	665,000	676,190
		5,695,942
Puerto Rico 1.4%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2041	830,269	767,752
Series A1, 4.0%, 7/1/2046	1,030,435	916,867
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, 4.75%, 7/1/2053	3,045,000	2,898,844
		4,583,463
Other 0.9%
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	2,770,186	2,690,030
Total Municipal Investments (Cost $313,413,661)		310,386,550

Underlying Municipal Bonds of Inverse Floaters (d) 5.1%
California
California, Public Works Board, Lease Revenue, Series C, 5.0%, 11/1/2050 (e)	5,000,000	5,346,998
Trust: California, CA, Public Works Board, Lease Revenue, Series 2025-XM1334, 144A, 10.94%, 11/1/2033, Leverage Factor at purchase date: 4 to 1
Los Angleles County, CA, Public Works Financing Authority, Series J, 5.25%, 12/1/2050 (e)	5,000,000	5,444,446
Trust: Los Angleles County, CA, Public Works Financing Authority, Series 2025- XM1313, 144A, 12.18%, 6/1/2033, Leverage Factor at purchase date: 4 to 1
San Francisco City & County, CA, Public Utilities Commission, Water Revenue, Series E, 5.25%, 11/1/2055 (e)	5,000,000	5,397,819
Trust: San Francisco City & County, CA, Public Utilities Commission, Water Revenue, Series 2025-XM1276, 144A, 11.94%, 5/1/2033, Leverage Factor at purchase date: 4 to 1
		16,189,263
Total Underlying Municipal Bonds of Inverse Floaters (Cost $15,730,122)		16,189,263

	Shares	Value ($)

Warrants 0.0%
BL Train Holdings West LLC , Expiration Date 11/26/2035* (f) (Cost $0)	12,000	0

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $329,143,783)	102.9	326,575,813
Floating Rate Notes (d)	(3.5)	(11,250,000)
Other Assets and Liabilities, Net	0.6	2,091,651
Net Assets	100.0	317,417,464

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	When-issued or delayed delivery securities included.
(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of November 30,
2025. Date shown reflects the earlier of demand date or stated maturity date.

(c)
Variable or floating rate security. These securities are shown at their current rate as of November 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(e)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(f)	Investment was valued using significant unobservable inputs.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$326,575,813	$—	$326,575,813
Warrants	—	—	0	0
Total	$—	$326,575,813	$0	$326,575,813

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DCATF-PH1